Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income tax (expense) benefit (in Dollars)	$ 605	$ (380)	$ 292	$ (25)	$ (23)	$ 2
Effective tax rates	3.90%	3.10%	2.70%	0.10%	(0.36%)	0.01%
Percent of cash tax savings required to be paid	85.00%		85.00%
Research and development description					Research and development expenses must be amortized over five years for research performed in the U.S. and 15 years for research performed outside the U.S. Although Congress is considering legislation that would defer the amortization requirement to later years, it is not certain that the provision will be repealed or otherwise modified
Corporate alternative minimum tax					15.00%
Excise tax percentage					1.00%
U.S. statutory tax rate					21.00%	21.00%
Federal net operating loss carryforwards (in Dollars)					$ 787